Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2011
GRT Absolute Return Fund (Prospectus Summary) | GRT Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GRT ABSOLUTE RETURN FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The GRT Absolute Return Fund (the "Fund") seeks total return.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Advisor Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of operation of the Fund's operations (December 14, 2010) through the end of its most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT
Capital Partners, L.L.C. (the "Adviser"), the Fund's adviser, believes offer the potential for positive returns and take short positions in securities the
Adviser believes are likely to underperform. The Fund may invest in equity securities, fixed income securities, derivatives and other instruments, to establish long and short investment exposures in multiple asset classes including stocks, bonds, interests in real estate, commodities, and currencies.
Although there is no limit on the percentage of Fund assets that may be invested in any particular asset class, under normal market conditions, the
Fund invests primarily in equity and fixed income securities of domestic and foreign issuers. The Adviser may adjust the Fund's asset allocations in its discretion and the Fund may have significant exposure to one or more asset classes at any time. The Fund may maintain significant cash balances when, in the view of the Adviser, circumstances warrant.

The Fund expects, primarily, to gain equity and fixed income exposure through direct investments in individual securities, while, secondarily, long and short investment exposure to other asset classes may be achieved through investments in exchange-traded funds ("ETFs"), including leveraged and inverse ETFs, exchange traded notes ("ETNs"), closed-end funds and exchange traded options.
The Fund expects to take both long and short positions in exchange traded options, primarily on equities and ETFs, including ETFs that hold bonds and other investments, and, from time to time, in exchange traded options on indices. The Fund may sell or buy options to generate income, to hedge positions in the portfolio, and to increase or decrease exposure to certain markets, certain asset classes, or particular securities. The Fund may also sell securities short in seeking to achieve its objective.

The Fund may invest, without limit, in foreign securities, including securities of emerging market companies or governments. Over the years as the U.S. and foreign economies change, the ratio between domestic and foreign investments will likely change. The Fund may invest in companies of any market capitalization. The Fund may invest in debt securities in all rating categories, including securities rated below investment grade (high yield or
"junk" bonds). Fixed income securities in which the Fund may invest include debt instruments issued by U.S. and foreign governments, corporate fixed income securities and other debt securities, such as convertible bonds, senior secured debt and inflation adjusted bonds such as Treasury-Inflation Protected
Securities ("TIPs") and their international equivalents.  The Fund also may invest in real estate investment trusts ("REITs"), commodity trusts and other securities representing commodities such as fuels, foods and metals, and foreign currencies (directly and through instruments based on currencies, such as foreign currency trusts).

In making investment decisions for the Fund, the Adviser uses both a value-oriented and a contrarian approach. In its assessment of individual securities, the Adviser uses a valuation framework in which it looks for undervalued securities with the potential to increase in value. This framework can include traditional valuation metrics such as price/book, price/earnings, and price/cash flow, as well as quantitative and qualitative measures of a security's quality. In its assessment of various asset classes, such as bonds and equities, the Adviser uses a contrarian approach. In its contrarian approach, the Adviser seeks to invest in a manner different from the current investment trend based on a look at certain quantitative or sentiment metrics. Contrarian investing is related to value investing in that the contrarian is also seeking to identify investment opportunities where a change in current circumstances seems likely. For example, when inflows into taxable bond mutual funds reach historical highs, the contrarian might underweight the taxable bond asset class in favor of equities, because history has shown that such highs for bonds are prone to rapid deterioration.

In selecting securities for the Fund, the Adviser utilizes a variety of investment techniques, with emphasis on the use of fundamental research.
Fundamental research may include, but is not limited to, interviews with company management, analysis of a company's historical financial statements and projected financial performance.  The Adviser also expects to make substantial use of various quantitative techniques and proprietary models, and to monitor selected securities and different aspects of the Fund's performance against internal parameters established by the Adviser. As part of its contrarian approach, the Adviser uses a number of internal and external research sources to gauge investment sentiment for certain companies and industries.

Generally, securities may be sold for a number of reasons, including: (1) an issuer displays worsening fundamentals; (2) the Adviser identifies other, more attractive investments; (3) the Adviser believes that a security has become overvalued relative to the business or financial prospects of its issuer; (4)
expected short and long-term domestic and foreign conditions change; and (5)
developments in geo-political markets, such as a credit rating downgrade on the bonds of a major country. The Fund may sell securities short when the Adviser believes that an issuer is exhibiting worsening fundamentals and the Fund has an opportunity to achieve positive returns.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Fund may invest in a wide range of investments and the
Adviser could be wrong in determining the combination of investments that produce good returns under changing market conditions. As a result, the Fund could miss attractive investment opportunities and could lose value.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

FOREIGN COMPANY AND CURRENCY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Investments in foreign companies are usually denominated in foreign currencies; changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities involve not only the risks described above with respect to investing in foreign companies, but also other risks, including exposure to less stable governments, economies that are less developed and less liquid markets.

INVESTMENTS IN INVESTMENT COMPANIES, ETFS AND ETNS -- To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Investments in leveraged ETFs may be more volatile than non-leveraged ETFs because leverage tends to exaggerate the effect of increases or decreases in the value of the ETF's portfolio securities. Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940
Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised and could lose its entire investment. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

With investments in other investment companies, ETFs and ETNs, Fund shareholders will indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, ETF or ETN, in addition to bearing the Fund's own direct fees and expenses.

FIXED INCOME SECURITIES RISK -- Changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Fixed income securities are also subject to credit risk, which is the risk that an issuer will fail to pay interest fully or return principal in a timely manner, or default.

HIGH YIELD BOND RISK -- High yield, or non-investment grade, bonds (also called
"junk bonds") are highly speculative securities that are considered to carry a greater degree of risk than investment-grade bonds. High yield bonds are considered to be less likely to make payments of interest and principal.

OPTIONS RISK -- The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period.
Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium.
Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk. Although the Fund's options transactions are not subject to any express limit, the Fund's ability to write (sell) options is limited as a result of regulatory requirements relating to the use of leverage by mutual funds.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies.

REIT RISK -- REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation.

COMMODITY RISK -- Exposure to the commodities markets, through direct investments or indirectly through investments in investment companies or ETFs that are not investment companies, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

SHORT SALES RISK -- Short sales involve the sale of a security the Fund does not own. To sell a security short, the Fund must borrow the security from someone else to deliver to the buyer. The Fund then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. The
Fund may lose money if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.
Likewise, the Fund may profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss.

The Fund may also be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions, which negatively impact the performance of the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a value-oriented and contrarian approach to investing, although it may utilize a growth style of investing to a significant extent. The investment styles employed by the Adviser in selecting investments and asset allocations for the Fund may go in and out of favor, causing the Fund to underperform other funds that use different investment styles.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on December 14, 2010 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund commenced operations on December 14, 2010 and therefore does not have performance history for a full calendar year.
GRT Absolute Return Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Dividend and Interest Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.12%
Other Operating Expenses	rr_OtherExpensesOverAssets	1.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Other Expenses	rr_ExpensesOverAssets	1.96%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,582
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,327

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.